Segment, Product and Geographic Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 840,542	$ 770,739	$ 737,255
Taiwan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	310,191	283,989	356,793
China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	436,462	400,501	334,433
Other Asia Pacific (Korea and Japan) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	88,047	84,695	43,245
Europe And America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 5,842	$ 1,554	$ 2,784